Accrued warranty cost	12 Months Ended
Dec. 31, 2015
Accrued warranty cost
Accrued warranty cost

19.  Accrued warranty cost

The movement of Group’s accrued warranty costs for solar module is summarized below:

	As of December 31,	As of December 31,	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Beginning balance	114,226	158,897	251,740
Warranty provision	44,671	92,843	128,392
Warranty utilization	—	—	—

Ending balance	158,897	251,740	380,132